Performance Management - Nomura Transformational Technologies ETF	Jan. 07, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has the Nomura Transformational Technologies ETF performed?
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund.

The Fund intends to commence investment operations on or about January 12, 2026, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on 11/30/2018. The Manager was the investment adviser for the Predecessor Account for the entire performance period shown. The Predecessor Account will transfer all its portfolio securities to the Fund.

The bar chart and the performance table below are for the Predecessor Account prior to the commencement of the Fund’s operations. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account has been managed in substantially the same way as the Manager will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. In addition, the Predecessor Account’s performance shown below has been recalculated using the management fee that applies to the Fund, which has the effect of reducing the Predecessor Account’s performance. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended (the “Code”) on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.

The performance of the Predecessor Account was calculated using standardized SEC calculation methodologies.

This bar chart shows the performance of the Predecessor Account for calendar years ended December 31. The table shows how the Predecessor Account’s average annual returns for 1-year, 5-year and since inception periods compare with those of a broad measure of market performance. Updated performance information will be available by calling 844-469-9911 or by visiting the Fund’s website at global.nomuraassetmanagement.com/investments/etf.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	The Predecessor Account’s performance from January 1, 2025 to June 30, 2025 was 19.66%.
Performance Additional Market Index [Text]	The table shows how the Predecessor Account’s average annual returns for 1-year, 5-year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Predecessor Account’s highest quarterly return was 34.66% for the quarter ended 6/30/20, and its lowest quarterly return was (26.23%) for the quarter ended 6/30/22.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	34.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.23%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Narrative

This table shows the Predecessor Account’s average annual total returns for the periods ending December 31, 2024. The table also shows how the Predecessor Account’s performance compares with the returns on an index comprised of companies similar to those held by the Predecessor Account and by the Fund. The Fund will use the same benchmark for measuring its performance.

Performance [Table]
	1 year	5 years	Lifetime (11/30/2018–12/31/2024)
Returns before taxes	36.90%	21.39%	22.97%
Returns after taxes on distributions	N/A	N/A	N/A
Returns after taxes on distributions and sale of Fund shares	N/A	N/A	N/A
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	11.13%
MSCI World Technology Index (net) (reflects no deduction for fees, expenses or taxes)	32.85%	21.34%	23.26%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	After-tax returns cannot be calculated for periods before the Fund’s registration as an exchange-traded fund and they are, therefore, unavailable.
Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911